Stockholders' Equity - Additional Information (Details)	Feb. 10, 2020 $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares
Class Of Stock [Line Items]
Par Value Per Share | $ / shares		$ 0.0001
Common stock, shares authorized		220,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Number of votes for each share | Vote		1
Number of shares subject to possible redemption		38,543,998	38,398,161
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A Common Stock
Class Of Stock [Line Items]
Par Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, inclusive of shares subject to redemption, number of shares issued and outstanding		40,000,000
Number of shares subject to possible redemption		38,543,998	38,398,161
Common stock, shares issued		1,456,002	1,601,839
Common stock, shares outstanding		1,456,002	1,601,839
Class F Common Stock
Class Of Stock [Line Items]
Par Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		10,000,000	10,000,000
Common stock, shares outstanding		10,000,000	10,000,000
Subsequent Event
Class Of Stock [Line Items]
Par Value Per Share | $ / shares	$ 0.0001
Capital stock units authorized	211,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Subsequent Event | Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	210,000,000
Subsequent Event | Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized	1,000,000